DAVIS FUNDAMENTAL ETF TRUST
CERTIFICATION PURSUANT TO RULE 497(j)

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: Davis Fundamental ETF Trust (File Nos. 333-213073, 811-23181)

Davis Select U.S. Equity ETF (S000055342; C000174138)
Davis Select Financial ETF (S000055343; C000174139)
Davis Select Worldwide ETF (S000055344; C000174140)
Davis Select International ETF (S000061340; C000198594)

The undersigned on behalf of Davis Fundamental ETF Trust ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have materially differed from that contained in the Registrant's most recent post-effective amendment No. 4, which was filed with the U.S. Securities and Exchange Commission via Edgar Accession No. 0000071701-18-000013 on February 27, 2018. The text of such amendment to the registration statement was filed electronically.

Dated: March 1, 2018

Davis Fundamental ETF Trust

By: /s/ Ryan Charles

Ryan Charles, Secretary